Stock Option Plan (Details) (USD $)	12 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2011 Maximum [Member]	Sep. 30, 2010 Maximum [Member]	Sep. 30, 2008 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2011 Minimum [Member]	Sep. 30, 2010 Minimum [Member]	Sep. 30, 2008 Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price per share, options outstanding									$ 30.33	$ 30.33	$ 30.33	$ 30.33
Weighted average exercise price per share, options outstanding, upper range					$ 42.53	$ 42.53	$ 42.53	$ 42.53
Range of exercise price per share, forfeited		$ 0.00	$ 42.17		$ 42.17				$ 32.91
Summary of Option Plan activity
Number Number of shares, options outstanding shares, options outstanding	47,538	49,538	49,538	62,038
Number of shares, forfeited	(2,000)	0	(12,500)
Options Outstanding, Weighted avg. exercise price	$ 35.05	$ 35.15	$ 35.15	$ 36.56
Weighted average exercise price per share, forfeited	$ 37.54	$ 0.00	$ 42.17